Fair Value of Financial Instruments (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Assets:
Cash and cash equivalents, Carrying Amount	$ 567	$ 232	$ 340	$ 119
Cash and cash equivalents, Fair Value	567	232
Liabilities:
Short-term borrowings, Carrying Amount	0	188
Short-term borrowings, Fair Value	0	188
Current portion of long-term debt, Carrying Amount	255	3
Current portion of long-term debt, Fair Value	265	3
Long-term debt, less unamortized discount of $1 in 2010 and $2 in 2011	504	508
Long Term Debt, Fair Value	531	547
Commodity contracts [Member]
Assets:
Contracts, Fair Value	5	0
Contracts, Carrying Amount	5	0
Foreign currency contracts [Member]
Assets:
Contracts, Carrying Amount	0	6
Liabilities:
Commodity and Foreign currency contracts, Carrying Amount	25	6
Interest Rate Swap [Member]
Assets:
Contracts, Fair Value	3	0
Contracts, Carrying Amount	$ 3	$ 0